Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 3,117,634	$ 4,582,865	$ 2,215,548	$ 8,911,506
Adjustments to reconcile net income to net cash used in operating activities:
Payment of expenses through IPO Promissory Note – related party			82,301
General and administrative costs applied to prepaids contributed by Sponsor through IPO Promissory Note – related party			5,106
Interest earned on cash and marketable securities held in Trust Account	(4,323,947)	(4,940,148)	(2,281,141)	(9,819,897)
Unrealized gain on marketable securities held in Trust Account		(25,679)	(107,198)
Changes in operating assets and liabilities:
Prepaid expenses	14,808	29,017	(193,569)	86,454
Long-term prepaid insurance		47,500	(71,250)	71,250
Accrued expenses	964,623	(9,969)	16,136	140,065
Net cash used in operating activities	(226,882)	(316,414)	(334,067)	(610,622)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(231,150,000)
Net cash used in investing activities			(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			226,000,000
Proceeds from sale of Private Placements Warrants			7,075,000
Repayment of IPO Promissory Note – related party			(342,923)
Payment of offering costs			(312,309)	(75,000)
Net cash (used in) provided by financing activities			232,419,768	(75,000)
Net Change in Cash	(226,882)	(316,414)	935,701	(685,622)
Cash – Beginning of period	250,079	935,701		935,701
Cash – End of period	$ 23,197	$ 619,287	935,701	250,079
Supplemental disclosure of cash flow information:
Deferred Fee payable			10,950,000
Deferred costs included in accrued offering costs			75,000
Deferred offering costs contributed by Sponsor through IPO Promissory Note – related party			240,782
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares			25,000
Prepaid services contributed by Sponsor through the IPO Promissory Note – related party			$ 19,840